Profit on disposal of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit on disposal of intangible assets
Profit on disposal of registrations	£ 48,742	£ 36,516	£ 20,424
Player loan income		906
Total profit on disposal of intangible assets	£ 48,742	£ 37,422	£ 20,424